Note 11 - Goodwill and Intangible Assets - Useful Life of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Amortization method	Straight-line
Customer-related intangible assets [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life (Year)	15 years
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Amortization method	Straight-line
Technology-based intangible assets [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life (Year)	5 years
Other intangible assets [member]
Statement Line Items [Line Items]
Amortization method	Straight-line
Other intangible assets [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life (Year)	5 years